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                                 JULY 15, 1997

                    Minnesota High Yield Municipal Bond Fund

     Supplement to Statement of Additional Information Dated April 28, 1997


         The following replaces cumulative total return figures in the section of the Statement of Additional Information entitled Cumulative Total Return under Calculation of Performance Data:


                             Cumulative Total Return

Minnesota High Yield Municipal Bond Fund(3)
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

                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.20%)    12/31/96   (1.55%)        2.45%       12/31/96     1.35%           2.35%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96    (0.10%)    12/31/96   (0.61%)        3.39%       12/31/96     2.29%           3.39%

Period                 Period                                Period
6/4/96(1)              6/12/96(1)                            6/7/96(1)
through                through                               through
12/31/96     1.44%     12/31/96    3.29%         7.29%       12/31/96     4.02%           5.02%
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(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).